Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events [Abstract]
Subsequent events
NOTE 20:-	Subsequent events

a.
On January 17,  2012,  the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market ("Nasdaq") advising the Company that it has failed to comply with Nasdaq's requirement that listed securities maintain a minimum bid price of $1.00 per share as set forth in Nasdaq Listing Rules. The Company has a 180 days' period, until July 16, 2012,   to regain compliance with the $1.00 minimum bid price requirement. If at any time during this 180 days' period, the closing bid price of the Company's security is at least $1 for a minimum of ten consecutive business days, the Company will regain compliance. In the event the Company does not regain compliance, the Company may be eligible for additional 180 calendar days. To qualify, the Company will be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the bid price requirement, and will need to provide written notice of its intention to cure the deficiency during the second compliance period.